Disclosure of detailed information about aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Trade accounts receivable	$ 9,472	$ 7,832
Allowance for doubtful accounts	(154)	(91)	$ (163)
Accounts receivable	9,318	7,741
Current [Member]
Statements [Line Items]
Trade accounts receivable	7,992	6,554
Past due 31-60 days [Member]
Statements [Line Items]
Trade accounts receivable	475	420
Past due 61-90 days [Member]
Statements [Line Items]
Trade accounts receivable	108	244
Past due 91-120 days [Member]
Statements [Line Items]
Trade accounts receivable	228	139
Past due over 120 days [Member]
Statements [Line Items]
Trade accounts receivable	$ 669	$ 475